Annual Total Returns- SP SmallCap 600 Pure Value Fund (Class H) [BarChart] - Class H - SP SmallCap 600 Pure Value Fund - Class H	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(10.46%)	18.12%	42.13%	0.71%	(13.54%)	31.23%	(0.73%)	(20.49%)	19.72%	(7.17%)